SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of Fair Value of Stock Options Valuation Assumptions

The fair value for the Company's stock options granted to employees was estimated using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2020	2019

Dividend yield	0%	0%
Risk-free interest rate	0.31%-1.61%	2.44%
Expected term (in years)	4.22	4.22
Volatility	55.89%-58.17%	66.69%